NET LOSS PER SHARE - Schedule of basic and diluted net loss per share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net loss attributable to Adagene Inc.'s shareholders	$ (17,011,716)	$ (4,108,806)
Net loss attributable to ordinary shareholders	$ (17,011,716)	$ (4,108,806)
Denominator:
Weightedaverage number of ordinary shares outstanding-basic	55,213,051	54,604,787
Weightedaverage number of ordinary shares outstanding-diluted	55,213,051	54,604,787
Net Loss per share-basic	$ (0.31)	$ (0.08)
Net Loss per share- diluted	$ (0.31)	$ (0.08)